Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets
Schedule of intangible assets

		Computer	Medical
	Goodwill	software	licenses	Tradenames	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Year ended 31 December 2022
Opening net book amount	33,175	713	—	3,350	37,238
Additions	—	606	—	—	606
Disposal	—	(3)	—	—	(3)
Business combination (Note 29)	779	—	—	—	779
Disposal of subsidiaries (Note 30)	(955)	—	—	—	(955)
Amortisation	—	(395)	—	—	(395)
Closing net book amount	32,999	921	—	3,350	37,270
At 31 December 2022
Cost	54,213	12,813	9,585	5,039	81,650
Impairment	(21,214)	(3,954)	—	(719)	(25,887)
Accumulated amortisation	—	(7,938)	(9,585)	(970)	(18,493)
Net book amount	32,999	921	—	3,350	37,270

Year ended 31 December 2023
Opening net book amount	32,999	921	—	3,350	37,270
Additions	—	215	—	—	215
Disposal of subsidiaries	—	(30)	—	—	(30)
Amortisation	—	(347)	—	(227)	(574)
Closing net book amount	32,999	759	—	3,123	36,881
At 31 December 2023
Cost	54,213	12,809	9,585	5,040	81,647
Impairment	(21,214)	(3,954)	—	(719)	(25,887)
Accumulated amortisation	—	(8,096)	(9,585)	(1,198)	(18,879)
Net book amount	32,999	759	—	3,123	36,881

Note:

Goodwill of RMB779,000 arose from acquisitions of subsidiaries in 2022 and nil in 2023. The subsidiaries are principally engaged in the provision of non-surgical aesthetic treatments and surgical aesthetic treatments in the PRC.

Schedule of estimated growth rates used for cash flow projections

	2022	2023
Annual compound revenue growth rate	6.0% ~ 10.0%	6.0% ~ 10.0%
Annual gross profit ratio	53.8% ~ 65%	47.0% ~ 62.0%
Discount rate	5.7%	5.7%